NOTE FROM AGENT OF THE COMPANY	9 Months Ended
Sep. 30, 2013
NOTE FROM AGENT OF THE COMPANY [Abstract]
NOTE FROM AGENT OF THE COMPANY
NOTE 10 - NOTE FROM AGENT OF THE COMPANY

On August 26, 2013, the Company issued a promissory note in the principal amount of CAD14,000 (US$13,577) to an agent of the Company as consideration for the re-acquisition by the Company of 140 mining claims which previously lapsed.  The promissory note is non-interest bearing and has a maturity date of August 26, 2014.